SEGMENT INFORMATION (Narrative) (Details) (Equity Method Investee Advanced Lipids [Member])	Dec. 31, 2013
Equity Method Investee Advanced Lipids [Member]
Segment Reporting Information [Line Items]
Ownership percentage of joint collaboration	50.00%